Consolidated statement of changes in equity - BRL (R$) R$ in Thousands	Share Capital	Treasury Shares	Share-based compensation	Legal reserve	Statutory reserve	Retained earnings	Total
Equity at beginning of period at Dec. 31, 2020	R$ 548,380	R$ (2,238)	R$ 47,761			R$ (55,946)	R$ 537,957
Profit for the year						57,208	57,208
Profit for the year allocation				R$ 63	R$ 1,187	(1,250)
Capital contributions	239,809						239,809
Value of employee services			12,857				12,857
Dividend distribution						(12)	(12)
Equity at end of period at Dec. 31, 2021	788,189	(2,238)	60,618	63	1,187		847,819
Profit for the year						93,140	93,140
Profit for the year allocation				4,657	88,483	(93,140)
Capital contributions	1,243,219	R$ 2,238					1,245,457
Value of employee services			(8,694)				(8,694)
Dividend distribution							0
Equity at end of period at Dec. 31, 2022	2,031,408		51,924	4,720	89,670		2,177,722
Profit for the year						122,671	122,671
Profit for the year allocation				6,134	115,310	(121,444)
Value of employee services			(8,319)				(8,319)
Dividend distribution					(40,000)	R$ (1,227)	(41,227)
Equity at end of period at Dec. 31, 2023	R$ 2,031,408		R$ 43,605	R$ 10,854	R$ 164,366		R$ 2,250,233